Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the years ended September 30, 2024 and September 30, 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Loss for the period	(9,008,081)	(222,097,491)
Basic weighted average number of ordinary shares	3,515,171	2,388,355
Basic and diluted loss per ordinary share	(2.56)	(92.99)

Schedule of Computation of Diluted Loss Per Share Because Their Effects Would Have Been Anti-dilutive

The following weighted-average effects of potentially dilutive outstanding ordinary share awards, including share options, warrants, management earnout shares and sponsor earnout shares, were excluded from the computation of diluted loss per share because their effects would have been anti-dilutive for the years ended September 30, 2024 and September 30, 2023:

	For the Year Ended September 30,
	2024	2023
Share options	113,155	213,661
Warrants	1,321,875	1,492,956
Management earnout shares	425,915	425,915
SAP earnout shares	34,186	34,186
Sponsor earnout shares	37,735	37,735
Shares issuable upon conversion of loan notes	841,572	—
Total	2,774,438	2,204,453